Inventory, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Inventory, Net.
Inventory	$ 186,895	$ 255,236	$ 145,740
Less: Reserves	(11,573)	(5,797)	(4,079)
Inventory, Net	$ 175,322	$ 249,439	$ 141,661